Summary of Finance Charges (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest:
Long-term debt	$ 76,591	$ 81,060
Lease obligations	3,784	2,934
Other	685	968
Income	(1,392)	(323)
Amortization of debt issue costs	3,746	3,174
Finance charges	$ 83,414	$ 87,813